PROPERTY AND EQUIPMENT, NET - Schedule of depreciation expense related to property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation	$ 16,611	$ 13,929	$ 14,610
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation	3,533	3,186	2,654
Research and development, net
Property, Plant and Equipment [Line Items]
Depreciation	8,126	6,427	7,703
Selling and marketing
Property, Plant and Equipment [Line Items]
Depreciation	3,269	2,939	2,993
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,683	$ 1,377	$ 1,260